Related Party Transactions	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

(i)	Travel Booking Engine Purchase:

On February 28, 2023, the Company purchased the right, title and interest in Travel and Media Tech, LLC’s (“TMT”) “Bookit” or “NextTrip 2.0” booking engine, customer lists, inclusion of all current content associated to hotel and destination product in the booking engine (pictures, hotel descriptions, restaurant descriptions, room descriptions, amenity descriptions, and destination information.)and source code related thereto from TMT a related entity owned by Don Monaco and William Kerby. This was an asset purchase made by the Company as per the agreement between both parties.

(ii)	The Company’s related parties Messrs. William Kerby and Donald Monaco, have the authority and responsibility for planning, directing, and controlling the activities of the Company.

(iii)	NextPlay and the Company entered into an agreement for NextPlay to transfer all of its Travel Business to the Company. This transaction was accounted for retroactively (see note 1).

(iv)	Amounts due to related parties as of November 30, 2023, was $624,000 and $281,000 as at February 28, 2023. The amount due in 2023 relates directly to William Kerby and Donald Monaco.

(v)	Amounts due from related parties (NextPlay Technologies, Inc) as of November 30, 2023, was $1,942,630 and $1,933,908 as at February 28, 2023.

13. Related Party Transactions

(i)	Travel Booking Engine Purchase:

On February 28, 2023, the Company purchased the right, title and interest in Travel and Media Tech, LLC’s (“TMT”) “Bookit” or “NextTrip 2.0” booking engine, customer lists, inclusion of all current content associated to hotel and destination product in the booking engine (pictures, hotel descriptions, restaurant descriptions, room descriptions, amenity descriptions, and destination information.) and source code related thereto from TMT a related entity owned by Don Monaco and William Kerby. This was an asset purchase made by the Company as per the agreement between both entities.

(ii)	The Company’s related parties Messrs. William Kerby and Donald Monaco, have the authority and responsibility for planning, directing, and controlling the activities of the Company.

(iii)	NextPlay and the Company entered into an agreement for NextPlay to transfer all of its Travel Business to the Company. This transaction was accounted for retroactively (see note 1).

(iv)	Amounts due to related parties in 2023 was $281,000, 2022 $12,675,421. The amount due in 2023 relates directly to William Kerby and Donald Monaco.